Debt (Notes)	9 Months Ended
Sep. 30, 2017
Debt Disclosure [Abstract]
Debt
DEBT

DEBT BALANCE, NET OF UNAMORTIZED ISSUANCE COSTS (in millions)

	September 30, 2017	December 31, 2016
Total debt	$4,134	$4,109
Unamortized issuance costs and premium (a)	(22)	(55)
Current maturities	(1)	(1)
Debt, Net of Current Maturities and Unamortized Issuance Costs	$4,111	$4,053

(a)	Includes premium of $25 million related to the incremental fair value of the WNRL senior notes upon acquisition.

AVAILABLE CAPACITY UNDER CREDIT FACILITIES (in millions)

	Total Capacity	Amount Borrowed as of September 30, 2017	Outstanding Letters of Credit	Available Capacity as of September 30, 2017	Expiration
Andeavor Logistics Revolving Credit Facility (a)	$600	$35	$—	$565	January 29, 2021
Andeavor Logistics Dropdown Credit Facility	1,000	—	—	1,000	January 29, 2021
WNRL Revolving Credit Facility (a)	500	20	1	479	October 16, 2018
Total Credit Facilities (b)	$2,100	$55	$1	$2,044

(a)
The weighted average interest rates for borrowings under the Andeavor Logistics Revolving Credit Facility and the WNRL Revolving Credit Facility were 3.49% and 3.24%, respectively, at September 30, 2017.

(b)	We are allowed to request that the loan availability be increased up to an aggregate of $2.3 billion, subject to receiving increased commitments from the lenders.

WNRL REVOLVING CREDIT FACILITY. WNRL had a $500 million senior secured WNRL Revolving Credit Facility, which WNRL originally entered into on October 16, 2013. This credit facility was set to expire on October 16, 2018. The total commitment of the WNRL Revolving Credit Facility was $500 million. The WNRL Revolving Credit Facility included a $25 million sub-limit for standby letters of credit and a $10 million sub-limit for swing line loans. Obligations under the WNRL Revolving Credit Facility and certain cash management and hedging obligations were guaranteed by all of WNRL's subsidiaries and, with certain exceptions, any formed or acquired subsidiaries. A first priority lien on substantially all significant assets of WNRL and its subsidiaries secured obligations under the WNRL Revolving Credit Facility. Borrowings under the WNRL Revolving Credit Facility bore interest at either a base rate plus an applicable margin ranging from 0.75% to 1.75% or at LIBOR plus an applicable margin ranging from 1.75% to 2.75%. The applicable margin varied based upon WNRL's consolidated total leverage ratio, as defined in the WNRL Revolving Credit Facility. The effective rate of the WNRL Revolving Credit Facility was 3.50% at September 30, 2017. The WNRL Revolving Credit Facility contained covenants that limited or restricted WNRL's ability to make cash distributions. WNRL was required to maintain certain financial ratios that are tested on a quarterly basis for the immediately preceding four quarter period. In connection with the WNRL Merger, all amounts outstanding were repaid with borrowings on the Andeavor Logistics Revolving Credit Facility and the WNRL Revolving Credit Facility was terminated.

WNRL SENIOR NOTES. WNRL had $300 million of 7.5% senior notes (the “WNRL Senior Notes”), which WNRL originally entered into on February 11, 2015 and were set to mature on February 11, 2023. The fair value of these notes at June 1, 2017 was $327 million and was reflected in our preliminary acquisition date purchase price allocation, see Note 2 for more details. WNRL and WNRL Finance Corp., a Delaware corporation and 100% owned subsidiary of WNRL, issued the WNRL Senior Notes along with the guarantors named therein and U.S. Bank National Association, as trustee. WNRL paid interest on the WNRL Senior Notes semi-annually in cash in arrears on February 15 and August 15 of each year. The WNRL Senior Notes contained covenants that limited WNRL’s and its restricted subsidiaries’ ability to, among other things: (i) incur, assume or guarantee additional indebtedness or issue preferred units, (ii) create liens to secure indebtedness, (iii) pay distributions on equity securities, repurchase equity securities or redeem subordinated indebtedness, (iv) make investments, (v) restrict distributions, loans or other asset transfers from the WNRL’s restricted subsidiaries, (vi) consolidate with or merge with or into, or sell substantially all of the WNRL’s properties to, another person, (vii) sell or otherwise dispose of assets, including equity interests in subsidiaries and (viii) enter into transactions with affiliates. These covenants were subjected to a number of important limitations and exceptions. The WNRL Senior Notes also provided for events of default, which, if any of them occur, would have permitted or required the principal, premium, if any, and interest on all the then outstanding WNRL Senior Notes to be due and payable immediately. In connection with the WNRL Merger, the WNRL Senior Notes were repaid for $326 million, including accrued interest of $4 million and a premium of $22 million, with borrowings on the Andeavor Logistics Revolving Credit Facility.